Accounts Receivables, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivables, Net
7.
Accounts receivables, net

The movements in the allowance for credit losses for accounts receivables are as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	952	665	2,126
Current year provision, net of recovery	(287)	1,461	(1,204)
Current year write-off	—	—	—
Balance at end of the year	665	2,126	922